UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05488
                                                     ---------------------

                       Nuveen Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

SEMIANNUAL REPORT April 30, 2004


                                               NUVEEN MUNICIPAL VALUE FUND, INC.
                                                                             NUV

                                              NUVEEN MUNICIPAL INCOME FUND, INC.
                                                                             NMI

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.

Dear
  SHAREHOLDER

I am very pleased to report that for the period ended April 30, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

While tax-free income is always welcome, we know that many shareholders are beginning to wonder whether interest rates will rise significantly, and whether that possibility should cause them to adjust that portion of their investment portfolios allocated to tax-free municipal bonds. We believe this is a question you should consider carefully with the help of a trusted financial advisor. In many cases, it may be more appropriate to focus on long-term goals and objectives rather than shorter-term market movements, and this is where a professional advisor may be able to help keep you focused on the larger objectives of your investment program.

As you read through this report, please review the inside front cover and consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 15, 2004

Nuveen National Municipal Closed-End Exchange-Traded Funds
(NUV, NMI)

Portfolio Managers'
               COMMENTS

Portfolio managers Tom Spalding and John Miller review the market environment, key investment strategies and the reporting period performance of NUV and NMI. With 27 years of investment experience at Nuveen, Tom has managed NUV since its inception in 1987. John, who has 11 years of municipal market experience, assumed portfolio management responsibility for NMI in 2001.


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2004?

During this reporting period, the greatest influences on the national economy and the municipal market continued to be historically low interest rates, growing evidence of economic improvement, and a generally modest rate of inflation. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy helped to spur GDP (gross domestic product) growth of 4.4% annualized in the first quarter of 2004, following a 3.1% rise in 2003. Over the six-month reporting period, the year-over-year rate of inflation, as measured by the core Consumer Price Index, averaged 1.3%.

This generally favorable environment helped many municipal bonds perform well during most of the six-month period ended April 30, 2004. However, in early April, a sharply improved jobs report, along with subsequent indications of growing momentum in the U.S. economy, served as catalysts for increased expectations of a Fed rate hike. This all contributed to heightened volatility in the fixed-income markets. During April, the yield on the Bond Buyer 25 Revenue Bond Index, a widely-followed municipal bond index, rose almost 40 basis points. This rise in the index yield and the corresponding decline in bond price, effectively offset the yield declines and price gains of the previous five months. As of April 30, 2004, the index stood at approximately the same level as at the beginning of the six-month reporting period.

In general, municipal supply remained strong over the past six months, although the pace of issuance slowed. The first four months of 2004 saw $110 billion in new municipal supply, down 9% from January-April 2003. Over the entire six-month reporting period ended April 2004, the supply of new bonds decreased 13% compared with the preceding six months.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE NUV AND NMI DURING THE SIX MONTHS ENDED APRIL 30, 2004?

With the market continuing to anticipate an increase in interest rates, a major focus during this reporting period remained careful management of the Funds' durations1 as a way of controlling the interest rate risk inherent in each Fund's portfolio. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite


1 Duration is a measure of a fund's net asset value (NAV) volatility in reaction to interest rate movements.

direction of interest rates). The longer the duration of a Fund's portfolio, the greater the Fund's interest rate risk. Our use of such a duration management strategy is designed to position the Funds to potentially produce more consistent returns over time as interest rates inevitably rise and fall.

Our purchase activity in both Funds over this reporting period focused primarily on identifying attractive securities in the long-intermediate part of the yield curve (i.e., bonds that mature in 15 to 25 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk and greater total return potential. We looked for bonds that would help us keep the Funds well diversified in terms of industry sector, maturity, and geographic region. Based on the recent implementation of economic reforms in California, we believed this state had demonstrated signs of progress, and we took advantage of selected opportunities to add California bonds in both Funds. (On May 21, 2004, following the end of this reporting period, Moody's upgraded California general obligation bonds to A3 with a positive outlook from Baa1 with a stable outlook.)

In NMI, enhancing diversification and credit quality remained a major theme as we worked to reposition the Fund's portfolio following the resolution of several credit issues. One example was the purchase of bonds backed by Steel Dynamics, a steel manufacturing company based in Fort Wayne, Indiana. As market prices for steel rose over the six-month reporting period, Steel Dynamics' revenues and earnings rose, and the company's credit was upgraded. Several of NMI's purchases used proceeds from the sales of higher-coupon pre-refunded bonds, which generally underperformed the market during this reporting period.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 4/30/04
(6-month returns cumulative, all others annualized)

                             6-MONTH        1-YEAR         5-YEAR        10-YEAR
--------------------------------------------------------------------------------
NUV                            2.12%         3.96%          4.75%          5.85%
--------------------------------------------------------------------------------
NMI                            2.96%         4.38%          3.30%          5.15%
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
BOND INDEX2                    1.19%         2.68%          5.44%          6.46%
--------------------------------------------------------------------------------
LIPPER GENERAL & INSURED
UNLEVERAGED
MUNICIPAL DEBT
FUNDS AVERAGE3                 1.71%         3.22%          4.24%          5.82%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended April 30, 2004, the cumulative returns of both NUV and NMI outperformed the returns of both the Lehman Brothers index and their Lipper peer group. We believe that sector allocation and specific



2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper General and Insured Unleveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months - 10 funds; 1 year - 9 funds; 5 years - 9 funds; and 10 years - 9 funds. Fund and Lipper returns assume reinvestment of dividends.

security selection were the primary drivers of Fund performance over this period.

For example, healthcare and tobacco bonds made strong contributions to both Funds' cumulative returns during this reporting period. Healthcare, which ranked second in terms of returns among the Lehman municipal revenue sectors for the six months ended April 30, 2004, continued to perform well due to improvements in cost containment and reimbursement practices which helped their long-term outlook. As of April 30, 2004, NUV had 20% of its portfolio invested in the healthcare sector, while NMI had 19%. NUV's largest healthcare issuer was a 2% weighting (par value) in bonds rated Ba3 issued by the Michigan State Hospital Finance Authority for the Detroit Medical Center, the largest healthcare provider in southeastern Michigan. As the center's financial situation stabilized following implementation of cost-cutting initiatives and improved operating efficiencies, the performance of these bonds rebounded. Another strong healthcare performer over this period was the B rated West Penn Allegheny Health System, which represented just over 2% (par value) of NMI's portfolio.

Over this reporting period, NUV and NMI maintained positions in bonds backed by revenues from the 1998 master tobacco settlement agreement. In general, these bonds made positive contributions to the performances of both Funds over this reporting period. On April 21, 2004, based on an adverse ruling in a tobacco-related court case, Moody's downgraded all tobacco bonds that were not enhanced or additionally secured. As a result, the majority of unenhanced municipal-issued tobacco securities were rated Baa by Moody's, while insured tobacco bonds continued to be rated Aaa. The other major credit rating agencies--S&P and Fitch--did not change their tobacco bond ratings. As of April 30, 2004, we believed that the prices of tobacco bonds accurately reflected the risks involved and that, when maintained at appropriate levels in the Funds, these bonds would continue to represent good value.

NMI's performance during this period also benefited from the successful reduction of the Fund's overall credit risk. As discussed in past shareholder reports, this Fund had held a small number of distressed credits that had negatively impacted performance in prior periods. These credits either have been sold out of the portfolio or, in certain cases where we decided to hold onto a credit, performance rebounded over the past six months as the economy improved. Two examples were the Boulder County (Colorado) Peak to Peak Charter School project and the Stillwater Mining Company project in Montana. The state of Colorado continued to provide strong financial support to the charter school movement, and the bonds issued for Peak to Peak were recently pre-refunded and upgraded in quality. The pollution control revenue bonds issued for Stillwater, the only producer of platinum group metals outside South Africa and Russia, also performed well due to higher market prices for platinum and palladium during this period and the announced takeover of the company by Norilsk Nickel, the world's largest producer of nickel and palladium.

Additional factors that impacted the performances of NUM and NMI over this semiannual reporting period included:

o Modest weightings in both single family and multifamily housing bonds, which were generally poor performers over this reporting period, as measured by the Lehman Brothers index.

o The advance refunding of several holdings, which enhanced their prices and contributed to returns.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

During this reporting period, NUV maintained a steady dividend. As noted, NMI was in the process of diversifying and upgrading its portfolio, and this necessitated the purchase of bonds in the current, relatively low yield environment. Overall, this had the effect of reducing NMI's income stream and led to a monthly dividend reduction in this Fund in March 2004.

Both NUV and NMI seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2004, both NUV and NMI had negative UNII balances.

As of April 30, 2004, NUV was trading at a -9.89% discount to its common share net asset value, compared with an average discount of -7.04% for the six-month reporting period. NMI was trading at a discount of -6.89%, compared with an average discount of -5.68% for the period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong overall credit quality was important. As of the end of April 2004, NUV had 64% of its portfolio in securities rated AAA/U.S. Guaranteed or AA. In NMI, which is allowed to invest up to 25% of its portfolio in bonds rated BB or lower (below investment grade), the Fund's 9% allocation to BB or lower bonds and 12% allocation to non-rated bonds were balanced by a 26% weighting in bonds rated AAA/U.S. Guaranteed or AA.

As of April 30, 2004, potential call exposure for these Funds during 2004-2005 was 17% of the portfolio for both NUV and NMI. The number of actual bond calls in each Fund will depend largely on market interest rates.

Nuveen Municipal Value Fund, Inc.

Performance
  OVERVIEW As of April 30, 2004

NUV

Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        51%
AA                         13%
A                          12%
BBB                        15%
NR                          3%
BB or Lower                 6%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                  $8.84
--------------------------------------------------
Common Share Net Asset Value                 $9.81
--------------------------------------------------
Premium/(Discount) to NAV                   -9.89%
--------------------------------------------------
Market Yield                                 5.43%
--------------------------------------------------
Taxable-Equivalent Yield1                    7.54%
--------------------------------------------------
Net Assets ($000)                       $1,912,389
--------------------------------------------------
Average Effective Maturity (Years)           20.66
--------------------------------------------------
Duration                                      7.74
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (INCEPTION 6/17/87)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)           0.33%         2.12%
--------------------------------------------------
1-Year                         1.45%         3.96%
--------------------------------------------------
5-Year                         4.12%         4.75%
--------------------------------------------------
10-Year                        5.04%         5.85%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Tax Obligation/Limited                         21%
--------------------------------------------------
Healthcare                                     20%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Tax Obligation/General                         11%
--------------------------------------------------
Transportation                                 10%
--------------------------------------------------

Bar chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                       $0.0415
Jun                        0.0415
Jul                        0.0415
Aug                        0.0415
Sep                        0.04
Oct                        0.04
Nov                        0.04
Dec                        0.04
Jan                        0.04
Feb                        0.04
Mar                        0.04
Apr                        0.04

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                    $9.29
                           9.32
                           9.48
                           9.51
                           9.62
                           9.4
                           9.51
                           9.55
                           9.56
                           9.23
                           9.19
                           9.2
                           9.03
                           9.03
                           9.14
                           9.12
                           9.1
                           9.16
                           9.16
                           9.15
                           9.09
                           9.13
                           9.12
                           9.12
                           9.19
                           9.24
                           9.25
                           9.21
                           9.21
                           9.3
                           9.4
                           9.51
                           9.51
                           9.53
                           9.52
                           9.52
                           9.53
                           9.54
                           9.59
                           9.55
                           9.62
                           9.54
                           9.43
                           9.22
                           9.05
                           8.9
4/30/04                    8.84

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0832 per share.

Nuveen Municipal Income Fund, Inc.

Performance
  OVERVIEW As of April 30, 2004

NMI

Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed        17%
AA                          9%
A                           8%
BBB                        45%
NR                         12%
BB or Lower                 9%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                  $9.73
--------------------------------------------------
Common Share Net Asset Value                $10.45
--------------------------------------------------
Premium/(Discount) to NAV                   -6.89%
--------------------------------------------------
Market Yield                                 5.43%
--------------------------------------------------
Taxable-Equivalent Yield1                    7.54%
--------------------------------------------------
Net Assets ($000)                          $84,792
--------------------------------------------------
Average Effective Maturity (Years)           18.64
--------------------------------------------------
Duration                                      6.70
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (INCEPTION 4/20/88)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)           3.67%         2.96%
--------------------------------------------------
1-Year                        -6.43%         4.38%
--------------------------------------------------
5-Year                         1.75%         3.30%
--------------------------------------------------
10-Year                        4.01%         5.15%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Utilities                                      24%
--------------------------------------------------
Healthcare                                     19%
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Consumer Staples                                8%
--------------------------------------------------
Tax Obligation/General                          7%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                       $0.05
Jun                        0.048
Jul                        0.048
Aug                        0.048
Sep                        0.045
Oct                        0.045
Nov                        0.045
Dec                        0.045
Jan                        0.045
Feb                        0.045
Mar                        0.044
Apr                        0.044

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                   $10.91
                          11
                          10.93
                          11.07
                          11
                          10.85
                          10.78
                          10.69
                          10.46
                          10.3
                          10.11
                           9.95
                           9.81
                           9.78
                           9.76
                           9.9
                           9.91
                           9.77
                           9.74
                           9.97
                           9.75
                           9.64
                           9.64
                           9.66
                           9.65
                           9.64
                           9.66
                           9.62
                           9.87
                           9.6
                           9.91
                           9.95
                           9.87
                           9.98
                          10.14
                          10.4
                          10.38
                          10.41
                          10.47
                          10.46
                          10.62
                          10.55
                          10.35
                           9.9
                          10.05
                           9.52
4/30/04                    9.73

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

                            Nuveen Municipal Value Fund, Inc. (NUV)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.4%

$       1,800   Alabama Housing Finance Authority, Collateralized Home                4/08 at 102.00         Aaa     $    1,808,586
                 Mortgage Program Single Family Mortgage Revenue Bonds,
                 Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)

        5,000   The Industrial Development Board of the Town of Courtland,           11/09 at 101.00        Baa2          5,321,100
                 Alabama, Solid Waste Disposal Revenue Bonds, Champion
                 International Paper Corporation, Series 1999A,
                 6.700%, 11/01/29 (Alternative Minimum Tax)

        1,750   Huntsville Health Care Authority, Alabama, Revenue                    6/11 at 101.00          A2          1,814,068
                 Bonds, Series 2001A, 5.750%, 6/01/31

        4,000   The Medical Clinic Board of the City of Jasper,                       7/04 at 100.00        Baa1          4,007,280
                 Alabama, Hospital Revenue Bonds, Walker Regional
                 Medical Center, Inc. Project, Series 1993, 6.375%, 7/01/18

       12,000   Jefferson County, Alabama, Sewer Revenue Capital                      2/09 at 101.00         AAA         13,384,440
                 Improvement Warrants, Series 1999A, 5.375%, 2/01/36
                 (Pre-refunded to 2/01/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.3%

        3,000   Municipality of Anchorage, Alaska, General Obligation Bonds,          9/13 at 100.00         AAA          3,045,660
                 Series 2003B, 5.000%, 9/01/23 - FGIC Insured

        3,250   Northern Tobacco Securitization Corporation, Alaska,                  6/10 at 100.00         BBB          3,146,942
                 Tobacco Settlement Asset-Backed Bonds, Series 2000,
                 6.200%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.1%

        4,900   Arizona Health Facilities Authority, Hospital System                 11/09 at 100.00         Ba2          4,695,278
                 Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
                 6.250%, 11/15/29

        1,400   Arizona Health Facilities Authority, Hospital System                  2/12 at 101.00         Ba2          1,351,910
                 Revenue Bonds, Phoenix Children's Hospital,
                 Series 2002A, 6.250%, 2/15/21

       13,100   Arizona Health Facilities Authority, Hospital System                  7/10 at 101.00        BBB+         14,405,022
                 Revenue Bonds, Catholic Healthcare West, Series 1999A,
                 6.625%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.8%

       10,460   Cabot School District No. 4 of Lonoke County, Arkansas,               8/08 at 100.00         Aaa         10,464,707
                 General Obligation Bonds, Series 2003 Refunding,
                 5.000%, 2/01/32 - AMBAC Insured

          945   Conway, Arkansas, Sales and Use Tax Capital Improvement              12/06 at 101.00         AAA          1,014,486
                 Bonds, Series 1997A, 5.350%, 12/01/17 - FSA Insured

        2,750   Jefferson County, Arkansas, Pollution Control Revenue                 6/04 at 101.00        BBB-          2,767,490
                 Refunding Bonds, Entergy Arkansas, Inc. Project,
                 Series 1997, 5.600%, 10/01/17

        2,000   University of Arkansas, Fayetteville, Various Facilities             12/12 at 100.00         Aaa          2,000,740
                 Revenue Bonds, Series 2002, 5.000%, 12/01/32 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 11.9%

        7,310   California Educational Facilities Authority, Revenue                  10/09 at 39.19         Aaa          2,416,394
                 Bonds, Loyola Marymount University, Series 2000,
                 0.000%, 10/01/24 (Pre-refunded to 10/01/09) -
                 MBIA Insured

       13,000   California Health Facilities Financing Authority,                     3/13 at 100.00           A         12,398,360
                 Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/33

        3,975   California Infrastructure Economic Development Bank,                 10/11 at 101.00          A-          3,926,028
                 Revenue Bonds, J. David Gladstone Institutes Project,
                 Series 2001, 5.250%, 10/01/34

                California, General Obligation Bonds, Series 2003:
       14,600    5.250%, 2/01/28                                                      8/13 at 100.00        Baa1         14,440,422
       11,250    5.000%, 2/01/33                                                      8/13 at 100.00        Baa1         10,713,938

        7,500   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00        Baa1          7,142,625
                 5.000%, 2/01/33

       14,500   California Department of Water Resources, Water System                6/04 at 100.50          AA         14,191,730
                 Revenue Bonds, Central Valley Project, Series 1993M,
                 4.750%, 12/01/24


                                       9


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (CONTINUED)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
$      10,000    5.125%, 5/01/19                                                      5/12 at 101.00          A3     $   10,165,800
       10,000    5.250%, 5/01/20                                                      5/12 at 101.00          A3         10,231,800

       17,155   California State Public Works Board, Lease Revenue                    6/04 at 101.00         Aa2         17,405,120
                 Refunding Bonds, Various University of California
                 Projects, Series 1993A, 5.500%, 6/01/21

       15,500   California Statewide Community Development Authority,                 4/09 at 101.00        BBB-         15,677,630
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

        3,000   Capistrano Unified School District, Ladera, California,               9/09 at 102.00         N/R          3,004,170
                 Special Tax Bonds, Community Facilities District 98-2,
                 Series 1999, 5.750%, 9/01/29

        5,895   Central California Joint Powers Health Financing                      8/04 at 100.00        Baa2          5,568,771
                 Authority, Certificates of Participation, Community
                 Hospitals of Central California, Series 1993,
                 5.000%, 2/01/23

                Foothill-Eastern Transportation Corridor Agency, California,
                Toll Road Revenue Bonds, Series 1995A:
       30,000    0.000%, 1/01/22                                                        No Opt. Call         AAA         12,184,500
        2,500    6.000%, 1/01/34 (Pre-refunded to 1/01/07)                            1/07 at 100.00         AAA          2,750,025

        3,500   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         BBB          3,284,470
                 California, Tobacco Settlement Asset-Backed Bonds,
                 Series 2003A-1, 6.750%, 6/01/39

       30,000   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         AAA         29,022,000
                 California, Enhanced Tobacco Settlement Asset-Backed
                 Bonds, Series 2003B, 5.000%, 6/01/38 - AMBAC Insured

        9,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00          AA          9,004,140
                 Waterworks Revenue Refunding Bonds, Series 2001A,
                 5.125%, 7/01/41

        4,000   Los Angeles Regional Airports Improvement Corporation,               12/12 at 102.00          B-          3,407,520
                 California, Sublease Revenue Bonds, Los Angeles
                 International Airport, American Airlines, Inc. Terminal 4
                 Project, Series 2002C, 7.500%, 12/01/24 (Alternative
                 Minimum Tax)

       30,470   Los Angeles County, California, Public Works Financing                6/04 at 102.00         AAA         31,153,747
                 Authority Lease Revenue Bonds, Multiple Capital Facilities
                 Project IV, Series 1993, 4.750%, 12/01/13 - MBIA Insured

        7,300   San Diego County, California, Certificates of Participation,          9/09 at 101.00        Baa3          7,460,527
                 Burnham Institute, Series 1999, 6.250%, 9/01/29

        2,699   Yuba County Water Agency, California, Yuba River                      9/04 at 100.00        Baa3          2,684,290
                 Development Revenue Bonds, Pacific Gas and Electric
                 Company Project, Series 1966A, 4.000%, 3/01/16


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.5%

        1,800   Colorado Educational and Cultural Facilities Authority,               8/11 at 100.00         AAA          2,219,904
                 Charter School Revenue Bonds, Peak to Peak Charter
                 School, Series 2001, 7.625%, 8/15/31 (Pre-refunded
                 to 8/15/11)

        2,000   Colorado Health Facilities Authority, Revenue Bonds,                  3/12 at 100.00          AA          2,051,640
                 Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/32

          500   Colorado Health Facilities Authority, Revenue Bonds,                  1/12 at 100.00         BBB            511,345
                 Vail Valley Medical Center Project, Series 2001,
                 5.750%, 1/15/22

        2,580   Colorado Health Facilities Authority Revenue Bonds,                   5/04 at 102.00          AA          2,622,080
                 Sisters of Charity Health Care Systems, Inc., Series 1994,
                 5.250%, 5/15/14

       18,915   Denver City and County, Colorado, Airport System Revenue             11/13 at 100.00         AAA         18,698,612
                 Refunding Bonds, Series 2003B, 5.000%, 11/15/33 -
                 XLCA Insured

       20,000   Denver Convention Center Hotel Authority, Colorado,                  12/13 at 100.00         AAA         19,861,600
                 Convention Center Hotel Senior Revenue Bonds,
                 Series 2003A, 5.000%, 12/01/33 - XLCA Insured

                E-470 Public Highway Authority, Colorado, Senior
                Revenue Bonds, Series 2000A:
       39,700    0.000%, 9/01/28 - MBIA Insured                                        9/10 at 31.42         AAA          9,238,190
        5,000    5.750%, 9/01/35 - MBIA Insured                                       9/10 at 102.00         AAA          5,371,500

          950   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA          1,022,314
                 Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/19 -
                 AMBAC Insured

        7,000   Northwest Parkway Public Highway Authority, Colorado,                 6/16 at 100.00         AAA          5,129,670
                 Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/21 -
                 AMBAC Insured


                                       10

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.8%

$       4,125   Metropolitan Washington D.C. Airports Authority, Airport             10/12 at 100.00         AAA     $    4,479,874
                 System Revenue Bonds, Series 2002A, 5.750%, 10/01/16
                 (Alternative Minimum Tax) - FGIC Insured

                Washington Convention Center Authority, District of Columbia,
                Senior Lien Dedicated Tax Revenue Bonds, Series 1998:
        2,500    5.250%, 10/01/15 - AMBAC Insured                                    10/08 at 101.00         AAA          2,656,475
       27,850    4.750%, 10/01/28 - AMBAC Insured                                    10/08 at 100.00         AAA         26,451,652


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.8%

        4,000   Escambia County Health Facilities Authority, Florida,                11/12 at 101.00          AA          4,237,160
                 Revenue Bonds, Ascension Health Credit Group,
                 Series 2002C, 5.750%, 11/15/32

       10,690   Jacksonville, Florida, Better Jacksonville Sales Tax                 10/11 at 100.00         AAA         10,699,407
                 Revenue Bonds, Series 2001, 5.000%, 10/01/30 -
                 AMBAC Insured

        4,880   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA          5,212,035
                 6.000%, 10/01/32 (Alternative Minimum Tax) - FSA Insured

        5,000   Orange County, Florida, Health Facilities Authority,                 10/09 at 101.00          A2          5,194,450
                 Hospital Revenue Bonds, Orlando Regional Healthcare
                 System, Series 1999E, 6.000%, 10/01/26

        8,250   The School Board of Orange County, Florida, Certificates              8/12 at 100.00         AAA          8,271,533
                 of Participation, Series 2002A, 5.000%, 8/01/27 -
                 MBIA Insured

        1,025   West Palm Beach, Florida, Utility System Revenue                     10/07 at 101.00         Aaa          1,085,639
                 Bonds, Series 2000, 5.625%, 10/01/27 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.0%

        2,500   City of Atlanta, Georgia, Water and Wastewater Revenue                5/12 at 100.00         AAA          2,500,800
                 Bonds, Series 2001A, 5.000%, 11/01/33 - MBIA Insured

       10,040   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/09 at 101.00         AAA          9,966,507
                 Series 1999A, 5.000%, 11/01/38 - FGIC Insured

                Coffee County Hospital Authority, Georgia, Revenue
                Anticipation Certificates, Coffee Regional
                Medical Center, Inc. Project, Series 1997A:
        1,300    6.250%, 12/01/06                                                       No Opt. Call         N/R          1,361,750
       21,100    6.750%, 12/01/26                                                    12/06 at 102.00         N/R         21,441,398

        2,250   Royston Hospital Authority, Georgia, Revenue Anticipation             7/09 at 102.00         N/R          2,195,595
                 Certificates, Ty Cobb Healthcare System, Inc. Project,
                 Series 1999, 6.500%, 7/01/27


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.4%

        7,500   Hawaii, General Obligation Bonds, Series 2003DA,                      9/13 at 100.00         AAA          7,799,700
                 5.250%, 9/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.9%

        2,060   Aurora, Illinois, Golf Course Revenue Bonds, Series 2000,             1/10 at 100.00          A+          2,230,362
                 6.375%, 1/01/20

       10,000   Chicago, Illinois, General Obligation Project and Refunding           7/12 at 100.00         AAA         10,513,500
                 Bonds, Series 2002A, 5.625%, 1/01/39 - AMBAC Insured

        2,425   Chicago School Reform Board of Trustees of the Chicago               12/07 at 102.00         AAA          2,518,096
                 Board of Education, Illinois, Unlimited Tax General Obligation
                 Bonds, Dedicated Tax Revenues, Series 1997A,
                 5.250%, 12/01/22 - AMBAC Insured

       15,000   Chicago School Reform Board of Trustees of the Chicago                  No Opt. Call         AAA          4,855,350
                 Board of Education, Illinois, Unlimited Tax General
                 Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                 0.000%, 12/01/24 - FGIC Insured

        5,000   Chicago Housing Authority, Illinois, Revenue Bonds, Capital           7/12 at 100.00       AA***          5,242,000
                 Fund Program, Series 2001, 5.375%, 7/01/18

        1,125   Metropolitan Water Reclamation District of Greater                      No Opt. Call         Aaa          1,340,291
                 Chicago, Illinois, General Obligation Capital Improvement
                 Bonds, Series of June, 1991, 7.000%, 1/01/11

        2,575   Chicago, Illinois, Second Lien Passenger Facility Charge              1/11 at 101.00         AAA          2,549,817
                 Revenue Bonds, O'Hare International Airport, Series 2001C,
                 5.100%, 1/01/26 (Alternative Minimum Tax) -
                 AMBAC Insured

        3,020   Cook County High School District No. 209, Proviso                    12/16 at 100.00         AAA          2,529,854
                 Township, Illinois, General Obligation Bonds, Series 2004,
                 0.000%, 12/01/19 - FSA Insured

        2,000   DuPage County Community Unit School District No. 200,                11/13 at 100.00         Aaa          2,106,240
                 Wheaton, Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured


                                       11


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (CONTINUED)

$       4,335   Illinois Development Finance Authority, Industrial Development        6/04 at 100.00         N/R     $    4,334,523
                 Revenue Bonds, Plano Molding Company Project, Series 1992,
                 7.750%, 6/01/12 (Alternative Minimum Tax)

        3,000   Illinois Development Finance Authority, Pollution Control               No Opt. Call          A-          3,201,120
                 Revenue Refunding Bonds, Commonwealth Edison Company
                 Project, Series 1994D, 5.850%, 1/15/14

        5,000   Illinois Development Finance Authority, Gas Supply Revenue           11/13 at 101.00         AAA          4,931,000
                 Bonds, Peoples Gas Light and Coke Company, Series 2003E,
                 4.875%, 11/01/38 (Alternative Minimum Tax) (Mandatory
                 put 11/01/18) - AMBAC Insured

       28,030   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa         13,275,569
                 Program Revenue Bonds, Elgin School District U46, Kane,
                 Cook, and DuPage Counties, Series 2002, 0.000%, 1/01/19 -
                 FSA Insured

                Illinois Development Finance Authority, Revenue Bonds,
                Presbyterian Home of Lake Forest, Series 1996B:
        6,495    6.400%, 9/01/31 (Pre-refunded to 9/01/06)                            9/06 at 102.00         AAA          7,279,856
          990    6.400%, 9/01/31 - FSA Insured                                        9/06 at 102.00         AAA          1,087,535

        1,800   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa            853,812
                 Program Revenue Bonds, Rockford School District 205
                 Project, Series 2000, 0.000%, 2/01/19 - FSA Insured

        3,180   Illinois Development Finance Authority, Revenue Bonds,               12/21 at 100.00         BBB          3,195,487
                 Chicago Charter School Foundation Project, Series 2002A,
                 6.250%, 12/01/32

        8,000   Illinois Development Finance Authority, Revenue Bonds,                9/11 at 100.00         AAA          8,024,160
                 Illinois Wesleyan University, Series 2001, 5.125%, 9/01/35 -
                 AMBAC Insured

        7,000   Illinois Health Facilities Authority, Revenue Bonds, Swedish          5/04 at 102.00         AAA          7,142,520
                 American Hospital Project, Series 1993, 5.375%, 11/15/23 -
                 AMBAC Insured

       18,015   Illinois Health Facilities Authority, Revenue Bonds,                  5/04 at 102.00         AAA         18,407,187
                 Rush-Presbyterian St. Luke's Medical Center Obligated
                 Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

        1,500   Illinois Health Facilities Authority, Revenue Bonds, OSF              6/04 at 102.00        A***          1,538,685
                 Healthcare System, Series 1993, 6.000%, 11/15/10
                 (Pre-refunded to 6/14/04)

        4,350   Illinois Health Facilities Authority, Revenue Bonds, South              No Opt. Call        A***          5,313,264
                 Suburban Hospital, Series 1992, 7.000%, 2/15/18

        8,100   Illinois Health Facilities Authority, Revenue Bonds,                  8/07 at 101.00         AAA          8,229,276
                 Sherman Health Systems, Series 1997, 5.250%, 8/01/22 -
                 AMBAC Insured

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/10 at 101.00          A3         15,888,000
                 Medical Center, Series 2000, 6.500%, 5/15/30

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Edward           2/11 at 101.00         AAA         15,204,600
                 Hospital Obligated Group, Series 2001B, 5.250%, 2/15/34 -
                 FSA Insured

        5,000   Illinois Sports Facilities Authority, State Tax Supported             6/15 at 101.00         AAA          3,679,950
                 Bonds, Series 2001, 0.000%, 6/15/30 - AMBAC Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 1992A:
       18,955    0.000%, 6/15/17 - FGIC Insured                                         No Opt. Call         AAA          9,964,264
       12,300    0.000%, 6/15/18 - FGIC Insured                                         No Opt. Call         AAA          6,089,238

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 1994B:
        7,250    0.000%, 6/15/18 - MBIA Insured                                         No Opt. Call         AAA          3,589,185
        3,385    0.000%, 6/15/21 - MBIA Insured                                         No Opt. Call         AAA          1,386,631
        5,190    0.000%, 6/15/28 - MBIA Insured                                         No Opt. Call         AAA          1,356,510
        9,900    0.000%, 6/15/29 - FGIC Insured                                         No Opt. Call         AAA          2,435,598

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
       16,550    0.000%, 12/15/21 - MBIA Insured                                        No Opt. Call         AAA          6,605,271
        1,650    5.250%, 6/15/27 - AMBAC Insured                                      6/06 at 102.00         AAA          1,665,725


                                       12

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (CONTINUED)

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 2002A:
$      10,000    0.000%, 6/15/24 - MBIA Insured                                       6/22 at 101.00         AAA     $    5,111,500
       21,000    0.000%, 6/15/34 - MBIA Insured                                         No Opt. Call         AAA          3,785,670
       21,000    0.000%, 12/15/35 - MBIA Insured                                        No Opt. Call         AAA          3,463,320
       20,000    0.000%, 6/15/36 - MBIA Insured                                         No Opt. Call         AAA          3,201,600
       18,855    0.000%, 6/15/39 - MBIA Insured                                         No Opt. Call         AAA          2,522,988
        2,150    5.250%, 6/15/42 - MBIA Insured                                       6/12 at 101.00         AAA          2,183,347

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 2002B:
        3,000    0.000%, 6/15/20 - MBIA Insured                                       6/17 at 101.00         AAA          2,063,730
        2,950    0.000%, 6/15/21 - MBIA Insured                                       6/17 at 101.00         AAA          2,012,402

       11,650   Regional Transportation Authority, Cook, DuPage, Kane,                6/04 at 102.00         AAA         11,933,911
                 Lake, McHenry and Will Counties, Illinois, General
                 Obligation Bonds, Series 1994A, 6.250%, 6/01/24
                 (Pre-refunded to 6/01/04) - AMBAC Insured

        1,135   Tri-City Regional Port District, Illinois, Port and Terminal            No Opt. Call         N/R          1,196,733
                 Facilities Revenue Bonds, Refunding and Dock 2
                 Enhancement Project, Series 1998B, 5.875%, 7/01/08
                 (Alternative Minimum Tax)

        1,230   Tri-City Regional Port District, Illinois, Port and Terminal            No Opt. Call         N/R          1,219,533
                 Facilities Revenue Refunding Bonds, Delivery Network
                 Project, Series 2003A, 4.900%, 7/01/14 (Alternative
                 Minimum Tax)

        2,295   Will County Community School District 161, Summit Hill,                 No Opt. Call         Aaa          1,159,113
                 Illinois, Capital Appreciation School Bonds, Series 1999,
                 0.000%, 1/01/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.8%

       10,000   Indiana Bond Bank, State Revolving Fund Program Bonds,                2/13 at 101.00         AAA         10,761,600
                 Series 2001A, 5.375%, 2/01/19

       10,000   Indiana Health Facility Financing Authority, Hospital                11/07 at 102.00         AAA         10,172,200
                 Revenue Bonds, Sisters of St. Francis Health Services, Inc.
                 Project, Series 1997A, 5.375%, 11/01/27 - MBIA Insured

       17,105   Indiana Health Facility Financing Authority, Hospital Revenue         2/07 at 102.00         AA-         18,027,986
                 Bonds, Clarian Health Partners, Inc., Series 1996A,
                 6.000%, 2/15/21

       20,000   Indiana Transportation Finance Authority, Highway Revenue             6/13 at 100.00         AAA         19,990,800
                 Bonds, Series 2003A, 5.000%, 6/01/28 - FSA Insured

        4,840   Indianapolis Airport Authority, Indiana, Special Facilities           7/04 at 102.00         BBB          4,981,812
                 Revenue Bonds, Federal Express Corporation Project,
                 Series 1994, 7.100%, 1/15/17 (Alternative Minimum Tax)

                Indianapolis Local Public Improvement Bond Bank, Indiana,
                Series 1999E:
       12,500    0.000%, 2/01/21 - AMBAC Insured                                        No Opt. Call         AAA          5,204,625
       14,425    0.000%, 2/01/27 - AMBAC Insured                                        No Opt. Call         AAA          4,056,743

        5,000   Mooresville School Building Corporation, Morgan County,               1/09 at 102.00         AAA          5,228,450
                 Indiana, First Mortgage Bonds, Series 1998,
                 5.000%, 7/15/15 - FSA Insured

       13,100   Noblesville, Indiana, Revenue Bonds, Catholic High School             7/13 at 101.00         N/R         12,613,204
                 Corporation, Series 2003, 5.750%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.4%

        3,500   Iowa Higher Education Loan Authority, Private College                10/12 at 100.00           A          3,581,480
                 Facility Revenue Bonds, Wartburg College Project,
                 Series 2002, 5.500%, 10/01/33 - ACA Insured

        1,105   Iowa Housing Finance Authority, Single Family Housing                   No Opt. Call         AAA            276,548
                 Bonds, Series 1984A, 0.000%, 9/01/16 - AMBAC Insured

        5,820   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         BBB          4,648,725
                 Asset-Backed Revenue Bonds, Series 2001B,
                 5.600%, 6/01/35


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.4%

        6,650   Newton, Kansas, Hospital Revenue Bonds, Newton                       11/04 at 102.00      N/R***          7,006,906
                 Healthcare Corporation, Series 1994A, 7.750%, 11/15/24
                 (Pre-refunded to 11/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.3%

        4,910   Greater Kentucky Housing Assistance Corporation,                      7/04 at 100.00         AAA          4,913,830
                 FHA-Insured Section 8 Mortgage Revenue Refunding
                 Bonds, Series 1997A, 6.100%, 1/01/24 - MBIA Insured


                                       13


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.9%

$       1,000   East Baton Rouge Parish, Louisiana, Revenue Refunding                 3/08 at 102.00         Ba3     $      961,220
                 Bonds, Georgia Pacific Corporation Project, Series 1998,
                 5.350%, 9/01/11 (Alternative Minimum Tax)

       14,770   Louisiana Public Facilities Authority, Hospital Revenue               5/04 at 100.00         AAA         17,713,070
                 Refunding Bonds, Southern Baptist Hospital, Series 1986,
                 8.000%, 5/15/12

       20,880   Tobacco Settlement Financing Corporation, Louisiana, Tobacco          5/11 at 101.00         BBB         17,347,522
                 Settlement Asset-Backed Bonds, Series 2001B,
                 5.875%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.0%

       10,900   Maryland Community Development Administration, Residential            3/07 at 101.50         Aa2         11,275,941
                 Revenue Bonds, Series 1997B, 5.875%, 9/01/25
                 (Alternative Minimum Tax)

        3,500   Maryland Energy Financing Administration, Revenue Bonds,              9/05 at 102.00         N/R          3,544,660
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        4,600   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00         BBB          4,453,398
                 Revenue Bonds, Medstar Health, Series 2004,
                 5.500%, 8/15/33


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.8%

       10,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA          9,984,300
                 Tax Revenue Refunding Bonds, Series 2002A,
                 5.000%, 7/01/32

                Massachusetts Municipal Wholesale Electric Company, Power
                Supply System Revenue Bonds, Series 1987A:
          110    8.750%, 7/01/18 (Pre-refunded to 7/01/05)                            7/05 at 100.00         Aaa            119,261
          105    8.750%, 7/01/18 (Pre-refunded to 1/01/05)                            1/05 at 100.00         Aaa            110,172
          220    8.750%, 7/01/18 (Pre-refunded to 7/01/04)                            7/04 at 100.00         Aaa            222,787

        1,250   Massachusetts, General Obligation Bonds, Consolidated                 1/13 at 100.00         AAA          1,367,763
                 Loan, Series 2002E, 5.250%, 1/01/22 - FGIC Insured

        1,720   Massachusetts Development Finance Agency, Resource                   12/08 at 102.00         BBB          1,624,936
                 Recovery Revenue Bonds, Ogden Haverhill Project,
                 Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)

        4,000   Massachusetts Health and Educational Facilities Authority,           11/11 at 101.00          AA          4,016,280
                 Revenue Bonds, Cape Cod Health Care, Inc., Series 2001C,
                 5.250%, 11/15/31 - RAAI Insured

       16,400   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA         16,203,692
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured

        8,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA          8,010,240
                 System Revenue Bonds, Subordinate Series 1997B,
                 5.125%, 1/01/37 - MBIA Insured

        5,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/09 at 101.00         AAA          4,930,750
                 System Revenue Bonds, Subordinated Series 1999A,
                 5.000%, 1/01/39 - AMBAC Insured

        6,000   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/10 at 101.00         AAA          6,271,800
                 Program Bonds, Series 6, 5.500%, 8/01/30


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.1%

        6,000   Dearborn Economic Development Corporation, Michigan,                  8/04 at 102.00         AAA          6,125,640
                 Hospital Revenue Refunding Bonds, Oakwood Obligated
                 Group, Series 1994A, 5.250%, 8/15/21 - MBIA Insured

       10,600   Detroit Local Development Finance Authority, Michigan,                5/09 at 101.00         BB-          8,901,138
                 Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21

        1,400   Detroit, Michigan, Sewerage Disposal System Revenue                   7/05 at 101.00         AAA          1,458,982
                 Refunding Bonds, Series 1995B, 5.250%, 7/01/15 -
                 MBIA Insured

        8,800   Detroit, Michigan, Water Supply System Revenue Refunding              7/04 at 102.00         AAA          8,838,896
                 Bonds, Series 1993, 5.000%, 7/01/23 - FGIC Insured

                Michigan Municipal Bond Authority, Public School Academy Revenue
                Bonds, Detroit Academy of Arts and Sciences Charter School,
                Series 2001A:
        2,000    7.500%, 10/01/12                                                    10/09 at 102.00         Ba1          2,069,200
        3,000    7.900%, 10/01/21                                                    10/09 at 102.00         Ba1          3,085,050
        3,500    8.000%, 10/01/31                                                    10/09 at 102.00         Ba1          3,597,650


                                       14

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (CONTINUED)

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
$       1,000    6.250%, 8/15/13                                                      8/04 at 101.00         Ba3     $      859,000
       12,925    6.500%, 8/15/18                                                      8/04 at 101.00         Ba3         10,835,286

       37,490   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         Ba3         25,417,095
                 Bonds, Detroit Medical Center Obligated Group,
                 Series 1998A, 5.250%, 8/15/28

       11,180   Michigan Housing Development Authority, Rental Housing                6/05 at 102.00         AAA         11,568,393
                 Revenue Bonds, Series 1995B, 6.150%, 10/01/15 -
                 MBIA Insured

       25,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/05 at 102.00         AAA         26,850,250
                 Revenue Refunding Pollution Control Bonds, Detroit Edison
                 Company, Series 1995AA, 6.400%, 9/01/25 - MBIA Insured

        7,200   Michigan Strategic Fund, Resource Recovery Limited Obligation        12/12 at 100.00         AAA          7,287,192
                 Revenue Refunding Bonds, Detroit Edison Company,
                 Series 2002D, 5.250%, 12/15/32 - XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.2%

        2,935   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          3,017,650
                 Series 1995D, 5.900%, 8/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.7%

        2,000   Missouri-Illinois Metropolitan District Bi-State Development         10/13 at 100.00         AAA          2,005,580
                 Agency, Mass Transit Sales Tax Appropriation Bonds,
                 Metrolink Cross County Extension Project, Series 2002B,
                 5.000%, 10/01/32 - FSA Insured

       40,000   Missouri Health and Educational Facilities Authority, Revenue         5/13 at 100.00          AA         40,539,200
                 Bonds, BJC Health System, Series 2003, 5.250%, 5/15/32

        4,000   Sugar Creek, Missouri, Industrial Development Revenue                 6/13 at 101.00         BBB          3,951,360
                 Bonds, Lafarge North America, Inc., Series 2003A,
                 5.650%, 6/01/37 (Alternative Minimum Tax)

                West Plains Industrial Development Authority, Missouri, Hospital
                Facilities Revenue Bonds, Ozark Medical Center, Series 1997:
        1,750    5.500%, 11/15/12                                                    11/07 at 101.00         BB+          1,741,250
        1,000    5.600%, 11/15/17                                                    11/07 at 101.00         BB+            962,430

        3,075   West Plains Industrial Development Authority, Missouri,              11/09 at 101.00         BB+          3,154,089
                 Hospital Facilities Revenue Bonds, Ozark Medical Center,
                 Series 1999, 6.750%, 11/15/24


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.3%

        5,000   Forsyth, Rosebud County, Montana, Pollution Control Revenue           3/13 at 101.00         AAA          5,013,150
                 Refunding Bonds, Puget Sound Energy, Series 2003A,
                 5.000%, 3/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.7%

        2,500   Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe             9/13 at 100.00          AA          2,454,600
                 Hospital Project, Series 2003A, 5.125%, 9/01/29 -
                 RAAI Insured

                Director of Nevada, State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier Series 2000:
       15,095    0.000%, 1/01/24 - AMBAC Insured                                        No Opt. Call         AAA          5,113,280
       11,000    0.000%, 1/01/25 - AMBAC Insured                                        No Opt. Call         AAA          3,484,360
        2,000    5.625%, 1/01/32 - AMBAC Insured                                      1/10 at 102.00         AAA          2,102,200
       19,510    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         19,914,052


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 4.0%

       23,625   New Jersey Economic Development Authority, Special                    9/09 at 101.00           B         18,528,143
                 Facilities Revenue Bonds, Continental Airlines, Inc.,
                 Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)

        9,000   New Jersey Economic Development Authority, Special                   11/10 at 101.00           B          7,735,680
                 Facilities Revenue Bonds, Continental Airlines, Inc.,
                 Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Trinitas Hospital Obligated Group, Series 2000:
          250    7.375%, 7/01/15                                                      7/10 at 101.00        BBB-            280,167
       11,200    7.500%, 7/01/30                                                      7/10 at 101.00        BBB-         12,262,208



                                       15


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY (CONTINUED)

$       7,500   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AA-     $    8,006,625
                 System Bonds, Series 2003C, 5.500%, 6/15/24

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991C:
        1,490    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA          1,779,105
          415    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            493,261

       26,680   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB         22,857,823
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/42

        6,250   Tobacco Settlement Financing Corporation, New Jersey,                 6/13 at 100.00         BBB          5,451,500
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.250%, 6/01/43


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.1%

        1,500   Regents of the University of New Mexico, System Revenue                 No Opt. Call          AA          1,731,840
                 Refunding Bonds, Series 1992A, 6.000%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 14.8%

        5,360   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          5,664,555
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.600%, 8/01/17 - MBIA Insured

       11,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA         11,153,780
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26 -
                 MBIA Insured

       15,500   Long Island Power Authority, New York, Electric System General        9/11 at 100.00          A-         15,866,575
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25

       13,395   New York City, New York, General Obligation Bonds, Fiscal             8/07 at 101.00           A         14,232,455
                 Series 1998D, 5.500%, 8/01/10

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1997G:
        5,685    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                         10/07 at 101.00         Aaa          6,425,983
       33,925    6.000%, 10/15/26                                                    10/07 at 101.00           A         36,204,082

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1997E:
          610    6.000%, 8/01/16 (Pre-refunded to 8/01/06)                            8/06 at 101.50        A***            673,617
        9,390    6.000%, 8/01/16                                                      8/06 at 101.50           A         10,112,654

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2003J:
       15,000    5.500%, 6/01/21                                                      6/13 at 100.00           A         15,895,500
       10,000    5.500%, 6/01/22                                                      6/13 at 100.00           A         10,574,300

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1996G:
        2,585    5.750%, 2/01/14 (Pre-refunded to 2/01/06)                            2/06 at 101.50        A***          2,797,332
        2,415    5.750%, 2/01/14                                                      2/06 at 101.50           A          2,577,868

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal Series 1996B:
        5,280    5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured             6/06 at 101.00         AAA          5,754,989
        9,720    5.750%, 6/15/26 - MBIA Insured                                       6/06 at 101.00         AAA         10,334,790

       10,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC          7,910,300
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines, Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

        5,200   Dormitory Authority of the State of New York, New York City,          5/10 at 101.00           A          5,486,676
                 Court Facilities Lease Revenue Bonds, Series 1999,
                 6.000%, 5/15/39

        8,500   Dormitory Authority of the State of New York, FHA                     2/14 at 100.00         AAA          8,500,000
                 Mortgage-Backed Hospital Revenue Bonds, Kaleida Health,
                 Series 2004, 5.050%, 2/15/25 (WI, settling 5/20/04)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1999D:
        6,490    5.250%, 2/15/29 (Pre-refunded to 8/15/09)                            8/09 at 101.00      AA-***          7,238,167
          510    5.250%, 2/15/29                                                      8/09 at 101.00         AA-            518,762

        8,035   New York State Medical Care Facilities Finance Agency,                8/04 at 101.00         AAA          8,336,714
                 St. Luke's-Roosevelt Hospital Center, FHA-Insured
                 Mortgage Revenue Bonds, Series 1993A, 5.600%, 8/15/13

        8,500   Power Authority of the State of New York, General Revenue            11/10 at 100.00         Aa2          8,620,445
                 Bonds, Series 2000A, 5.250%, 11/15/40


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (CONTINUED)

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mount Sinai NYU Health Obligated Group, Series 2002C:
$       4,350    5.750%, 7/01/13 (Optional put 7/01/05)                               2/05 at 100.00        BBB-     $    4,376,927
        7,500    6.000%, 7/01/26                                                      2/05 at 100.00        BBB-          7,548,825

        2,000   New York State Urban Development Corporation, State                   3/13 at 100.00          AA          1,977,280
                 Personal Income Tax Revenue Bonds, State Facilities
                 and Equipment, Series 2002C-1, 5.000%, 3/15/33

        2,500   Port Authority of New York and New Jersey, Special                      No Opt. Call         AAA          2,796,225
                 Project Bonds, JFK International Air Terminal LLC, Sixth
                 Series 1997, 6.250%, 12/01/10 (Alternative Minimum Tax) -
                 MBIA Insured

                New York Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       10,000    5.500%, 6/01/17                                                      6/11 at 100.00         AA-         10,641,100
       26,190    5.500%, 6/01/18                                                      6/12 at 100.00         AA-         27,975,110
       33,810    5.500%, 6/01/19                                                      6/13 at 100.00         AA-         36,190,224

------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.9%

        1,500   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,485,180
                 Governmental Facilities Projects, Series 2003G,
                 5.000%, 6/01/33

        2,500   North Carolina Eastern Municipal Power Agency, Power System           1/13 at 100.00         BBB          2,417,275
                 Revenue Refunding Bonds, Series 2003D, 5.125%, 1/01/26

        1,105   North Carolina Eastern Municipal Power Agency, Power                  1/07 at 102.00         AAA          1,214,285
                 System Revenue Refunding Bonds, Series 1996A,
                 5.700%, 1/01/13 - MBIA Insured

       10,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00        BBB+         10,918,500
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        1,500   North Carolina Infrastructure Finance Corporation, Certificates       2/14 at 100.00         AA+          1,544,835
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/20


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.2%

        3,000   Board of Education, City School District of Columbus, Franklin        6/13 at 100.00         AAA          3,003,120
                 County, Ohio, General Obligation Bonds, Series 2003,
                 5.000%, 12/01/31 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.2%

        4,450   Central Oklahoma Transportation and Parking Authority,                7/06 at 100.00         AAA          4,689,321
                 Oklahoma City, Oklahoma, Parking System Revenue Refunding
                 Bonds, Series 1996, 5.250%, 7/01/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.1%

        2,000   Hospital Facility Authority of Clackamas County, Oregon,              5/11 at 101.00          AA          2,055,880
                 Revenue Refunding Bonds, Legacy Health System,
                 Series 2001, 5.250%, 5/01/21


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.3%

        5,955   Pennsylvania Convention Center Authority, Revenue                     9/04 at 102.00         BBB          6,152,468
                 Refunding Bonds, Series 1994A, 6.750%, 9/01/19

        3,830   Pennsylvania Housing Finance Agency, Single Family Mortgage          10/04 at 101.00         AA+          3,913,226
                 Revenue Bonds, Series 1993-36, 5.450%, 10/01/14

        4,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/08 at 100.00          AA          4,371,030
                 Bonds, University of Pennsylvania, Series 1998,
                 4.500%, 7/15/21

       10,075   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA         10,036,312
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/33 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.9%

       10,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA         10,699,100
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        5,450   Puerto Rico Industrial, Tourist, Educational, Medical and             6/10 at 101.00        Baa3          5,690,182
                 Environmental Control Facilities Financing Authority,
                 Cogeneration Facility Revenue Bonds, Series 2000A,
                 6.625%, 6/01/26 (Alternative Minimum Tax)



                                       17


                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.1%

$       6,250   Rhode Island Health and Educational Building Corporation,             5/07 at 102.00         AAA     $    6,309,000
                 Hospital Financing Revenue Bonds, Lifespan Obligated
                 Group Issue, Series 1996, 5.250%, 5/15/26 - MBIA Insured

       16,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB         13,874,560
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.6%

        7,000   Dorchester County School District No. 2, South Carolina,             12/14 at 100.00           A          6,888,350
                 Installment Purchase Revenue Bonds, Series 2004,
                 5.250%, 12/01/29

       13,000   Piedmont Municipal Power Agency, South Carolina, Electric             7/04 at 100.00        BBB-         12,141,350
                 Revenue Refunding Bonds, Series 1986, 5.000%, 1/01/25

       20,750   South Carolina JOBS Economic Development Authority, Revenue          11/12 at 100.00          A-         20,468,008
                 Bonds, Bon Secours Health System, Inc., Series 2002A,
                 5.625%, 11/15/30

        8,000   South Carolina JOBS Economic Development Authority,                  12/10 at 102.00      BBB***          9,861,920
                 Hospital Revenue Bonds, Palmetto Health Alliance,
                 Series 2000A, 7.375%, 12/15/21 (Pre-refunded to 12/15/10)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 5.5%

       13,000   Alliance Airport Authority, Inc., Texas, Special Facilities           6/04 at 100.00         CCC          9,416,550
                 Revenue Bonds, American Airlines, Inc. Project, Series
                 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

        1,900   Alliance Airport Authority, Inc., Texas, Special Facilities           4/06 at 102.00         BBB          2,000,339
                 Revenue Bonds, Federal Express Corporation Project,
                 Series 1996, 6.375%, 4/01/21 (Alternative Minimum Tax)

       24,265   Austin, Texas, Combined Utility System Revenue Refunding                No Opt. Call         AAA         32,246,729
                 Bonds, Series 1992A, 12.500%, - 11/15/07 - MBIA Insured

        5,110   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00         BBB          5,839,759
                 Refunding Bonds, TXU Electric Company Project,
                 Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)

          710   Corpus Christi Housing Finance Corporation, Texas, Single             7/04 at 100.00         AAA            713,500
                 Family Mortgage Senior Revenue Refunding Bonds,
                 Series 1991A, 7.700%, 7/01/11 - MBIA Insured

        2,700   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,741,067
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30 -
                 MBIA Insured

       10,045   Houston, Texas, Airport System Subordinate Lien Revenue               7/10 at 100.00         AAA         10,945,333
                 Bonds, Series 2000A, 5.875%, 7/01/16 (Alternative Minimum
                 Tax) - FSA Insured

       23,565   Houston, Texas, Hotel Occupancy Tax and Special Revenue                 No Opt. Call         AAA          5,681,757
                 Bonds, Convention Project, Series 2001B, 0.000%, 9/01/29 -
                 AMBAC Insured

                Irving Independent School District, Texas, Unlimited Tax School
                Building Bonds, Series 1997:
        5,685    0.000%, 2/15/10                                                        No Opt. Call         AAA          4,581,257
        3,470    0.000%, 2/15/11                                                        No Opt. Call         AAA          2,641,052

       22,060   Leander Independent School District, Williamson & Travis               8/09 at 31.45         AAA          5,551,399
                 Counties, Texas, Unlimited Tax School Building and Refunding
                 Bonds, Series 2000, 0.000%, 8/15/27

        6,000   Matagorda County Navagation District No. 1, Texas, Revenue              No Opt. Call        BBB-          6,513,960
                 Bonds, Reliant Energy, Inc., Series 1999C, 8.000%, 5/01/29
                 (Mandatory put 4/01/08)

        3,250   Midland, Texas, Tax and Limited Pledge Revenue Bonds,                 3/10 at 100.00         AAA          3,623,003
                 Certificates of Obligation, Series 2000, 6.100%, 3/01/27 -
                 FGIC Insured

        5,000   Port Corpus Christi Industrial Development Corporation,               5/07 at 102.00         BB-          5,213,050
                 Texas, Environmental Facilities Revenue Bonds, CITGO
                 Petroleum Corporation, Series 2003, 8.250%, 11/01/31
                 (Alternative Minimum Tax)

        5,000   Port Corpus Christi Industrial Development Corporation,               4/08 at 102.00         BBB          5,087,850
                 Texas, Revenue Refunding Bonds, Valero Refining and
                 Marketing Company Project, Series 1997A, 5.400%, 4/01/18

        2,000   Sabine River Authority, Texas, Pollution Control Revenue              7/13 at 101.00         BBB          2,027,420
                 Refunding Bonds, TXU Electric Company, Series 2003A,
                 5.800%, 7/01/22


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.6%

$      12,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/06 at 102.00          A+     $   12,095,640
                 Refunding Bonds, Series 1996D, 5.000%, 7/01/21

        5,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA          5,504,350
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured

        8,845   Intermountain Power Agency, Utah, Power Supply Revenue                7/04 at 101.00       A+***          9,051,265
                 Refunding Bonds, Series 1993A, 5.500%, 7/01/20

        3,475   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/10 at 101.50         AAA          3,476,911
                 Series 1998G-2, Class I, 5.200%, 7/01/30 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGIN ISLANDS - 0.1%

        2,500   Virgin Islands Public Finance Authority, Refinery Revenue            10/14 at 100.00        BBB-          2,598,625
                 Bonds, Hovensa LLC Project, Series 2003, 6.125%, 7/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.2%

        3,245   Virginia Housing Development Authority, Multifamily Housing           1/08 at 102.00         AA+          3,388,332
                 Bonds, Series 1997E, 5.600%, 11/01/17 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 2.6%

       12,500   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA         14,047,125
                 Bonds, Columbia Generating Station, Series 2002B,
                 6.000%, 7/01/18 - AMBAC Insured

        4,000   Energy Northwest, Washington, Electric Revenue Refunding              7/13 at 100.00         Aaa          4,352,400
                 Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/17

        3,700   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          3,430,122
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.625%, 6/01/32

                Washington, Motor Vehicle Fuel Tax General Obligation Bonds,
                Series 2002-03C:
        7,000    0.000%, 6/01/29 - MBIA Insured                                         No Opt. Call         AAA          1,707,090
       16,195    0.000%, 6/01/30 - MBIA Insured                                         No Opt. Call         AAA          3,719,182

       17,700   Washington Public Power Supply System, Revenue Refunding              7/04 at 102.00         Aaa         18,158,784
                 Bonds, Nuclear Project 2, Series 1994A, 5.375%, 7/01/10

        8,200   Washington Public Power Supply System, Nuclear Project 3                No Opt. Call         Aaa          5,052,020
                 Revenue Refunding Bonds, Series 1989B, 0.000%, 7/01/14


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.0%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
        4,500    6.125%, 6/01/27                                                      6/12 at 100.00         BBB          4,185,405
       10,610    6.375%, 6/01/32                                                      6/12 at 100.00         BBB          9,542,630

        6,000   Milwaukee Redevelopment Authority, Wisconsin, Lease                   8/13 at 100.00         AAA          6,160,560
                 Revenue Bonds, Public Schools, Series 2003A,
                 5.125%, 8/01/22 - AMBAC Insured

       11,800   Wisconsin Health and Educational Facilities Authority, Revenue        8/07 at 102.00         AAA         11,906,903
                 Bonds, Aurora Health Care, Inc., Series 1997,
                 5.250%, 8/15/27 - MBIA Insured

        6,000   Wisconsin Health and Educational Facilities Authority,                9/13 at 100.00          A-          6,025,080
                 Revenue Bonds, Franciscan Sisters of Christian Charity
                 HealthCare Ministry, Series 2003A, 5.875%, 9/01/33
------------------------------------------------------------------------------------------------------------------------------------
$   2,152,034   Total Long-Term Investments (cost $1,804,824,578) - 97.7%                                             1,868,602,481
=============-----------------------------------------------------------------------------------------------------------------------


                                       19




                            Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION                                                                            RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.1%

$       1,000   Chester County Industrial Development Authority, Pennsylvania,                            VMIG-1     $    1,000,000
                 Archdiocese of Philadelphia, Variable Rate Demand
                 Revenue Bonds, Series 2001, 1.100%, 7/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,805,824,578) - 97.8%                                                       1,869,602,481
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                     42,786,925
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $1,912,389,406
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                            Nuveen Municipal Income Fund, Inc. (NMI)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.8%

$         690   Phenix City, Alabama, Industrial Development Board,                   5/12 at 100.00         BBB     $      715,889
                 Environmental Improvement Revenue Bonds, MeadWestvaco
                 Project, Series 2002A, 6.350%, 5/15/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 15.9%

        5,530   Adelanto School District, San Bernardino County, California,            No Opt. Call         AAA          2,113,511
                 General Obligation Bonds, Series 1997A, 0.000%, 9/01/22 -
                 MBIA Insured

                Brea Olinda Unified School District, California, General
                Obligation Bonds, Series 1999A:
        2,000    0.000%, 8/01/21 - FGIC Insured                                         No Opt. Call         AAA            814,540
        2,070    0.000%, 8/01/22 - FGIC Insured                                         No Opt. Call         AAA            790,367
        2,120    0.000%, 8/01/23 - FGIC Insured                                         No Opt. Call         AAA            757,858

          219   California Pollution Control Financing Authority, Solid               7/07 at 102.00         N/R             39,372
                 Waste Disposal Revenue Bonds, CanFibre of Riverside
                 Project, Series 1997A, 9.000%, 7/01/19 (Alternative
                 Minimum Tax)#

          500   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00        Baa1            492,585
                 5.200%, 4/01/26

        3,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00        Baa2          2,862,600
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.000%, 6/01/25

        1,150   Foothill-Eastern Transportation Corridor Agency, California,          1/07 at 100.00         AAA          1,265,012
                 Toll Road Revenue Bonds, Series 1995A, 6.000%, 1/01/34
                 (Pre-refunded to 1/01/07)

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,815,260
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

          500   Lake Elsinore Public Financing Authority, California, Local          10/13 at 102.00         N/R            478,460
                 Agency Revenue Refunding Bonds, Series 2003H,
                 6.375%, 10/01/33

        1,000   Vernon, California, Electric System Revenue Bonds, Malburg            4/08 at 100.00          A2          1,015,460
                 Generating Station Project, Series 2003C, 5.375%, 4/01/18


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.2%

          500   Colorado Educational and Cultural Facilities Authority,               8/11 at 100.00         AAA            584,595
                 Charter School Revenue Bonds, Peak to Peak Charter
                 School, Series 2001, 7.500%, 8/15/21 (Pre-refunded
                 to 8/15/11)

        1,000   Colorado Educational and Cultural Facilities Authority,               6/11 at 100.00         Ba1          1,038,990
                 Charter School Revenue Bonds, Weld County School
                 District 6 - Frontier Academy, Series 2001, 7.375%, 6/01/31

          915   Colorado Educational and Cultural Facilities Authority, Charter       7/12 at 100.00         BBB            871,620
                 School Revenue Bonds, Douglas County School
                 District RE-1 - DCS Montessori School, Series 2002A,
                 6.000%, 7/15/22

        1,000   Denver City and County, Colorado, Airport System Revenue             11/10 at 100.00         AAA          1,099,370
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/16
                 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 6.1%

        1,480   Capitol Region Education Council, Connecticut, Revenue               10/05 at 102.00         BBB          1,547,754
                 Bonds, Series 1995, 6.750%, 10/15/15

        2,000   Connecticut Health and Educational Facilities Authority, Revenue      7/06 at 102.00        BBB-          2,053,340
                 Bonds, University of New Haven, Series 1996D, 6.700%, 7/01/26

          500   Eastern Connecticut Resource Recovery Authority, Solid Waste          7/04 at 101.00         BBB            510,800
                 Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A,
                 5.500%, 1/01/14 (Alternative Minimum Tax)

          965   Williamantic Housing Authority, Connecticut, GNMA                    10/05 at 105.00         AAA          1,033,081
                 Collateralized Mortgage Loan, Multifamily Housing Revenue
                 Bonds, Village Heights Apartments Project, Series 1995A,
                 8.000%, 10/20/30


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.4%

          190   Dade County Industrial Development Authority, Florida, Revenue        6/05 at 102.00         N/R            192,778
                 Bonds, Miami Cerebral Palsy Residential Services, Inc.
                 Project, Series 1995, 8.000%, 6/01/22

        2,000   Martin County Industrial Development Authority, Florida,             12/04 at 102.00        BBB-          2,062,320
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25
                 (Alternative Minimum Tax)


                                       21


                            Nuveen Municipal Income Fund, Inc. (NMI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (CONTINUED)

$         600   Martin County Industrial Development Authority, Florida,             12/04 at 102.00        BBB-     $      618,954
                 Industrial Development Revenue Refunding Bonds,
                 Indiantown Cogeneration Project, Series 1995B,
                 8.050%, 12/15/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 6.7%

        1,565   Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero      1/09 at 100.00         N/R          1,535,265
                 Redevelopment Project, Series 1998, 7.000%, 1/01/14

                Illinois Development Finance Authority, Revenue Bonds, Chicago
                Charter School Foundation Project, Series 2002A:
          500    6.125%, 12/01/22                                                    12/12 at 100.00         BBB            503,845
        1,000    6.250%, 12/01/32                                                    12/21 at 100.00         BBB          1,004,870

        1,000   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2          1,024,190
                 Revenue Bonds, Educational Advancement Foundation
                 Fund, University Center Project, Series 2002,
                 6.250%, 5/01/34

        1,850   Joliet Regional Port District, Illinois, Airport Facilities Revenue   7/07 at 103.00         N/R          1,644,595
                 Bonds, Lewis University Airport, Series 1997A,
                 7.250%, 7/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.1%

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/12 at 101.00        Baa1          2,045,680
                 Bonds, Riverview Hospital Project, Series 2002,
                 6.125%, 8/01/31

        1,395   Whitley County, Indiana, Solid Waste and Sewerage Disposal           11/10 at 102.00         N/R          1,408,629
                 Revenue Bonds, Steel Dynamics, Inc., Series 1998,
                 7.250%, 11/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.0%

        2,000   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call         BBB          2,532,680
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.2%

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              9/05 at 102.00         N/R          1,012,760
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.1%

          500   Massachusetts Development Finance Agency, Resource                   12/09 at 102.00         BBB            524,145
                 Recovery Revenue Bonds, Ogden Haverhill, Series 1999A,
                 6.700%, 12/01/14 (Alternative Minimum Tax)

        1,000   Massachusetts Industrial Finance Agency, Resource Recovery              No Opt. Call         BBB          1,009,010
                 Remarketed Revenue Refunding Bonds, Ogden Haverhill
                 Project, Series 1992A, 4.850%, 12/01/05

          270   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB            263,663
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.9%

        1,000   Delta County Economic Development Corporation, Michigan,              4/12 at 100.00         BBB          1,037,710
                 Environmental Improvement Revenue Refunding Bonds,
                 MeadWestvaco Corporation-Escanaba Paper Company
                 Project, Series 2002B, 6.450%, 4/15/23 (Alternative
                 Minimum Tax)

        2,150   Michigan State Hospital Finance Authority, Hospital Revenue           1/06 at 102.00         Ba3          1,859,212
                 Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16

          500   Wayne County, Michigan, Special Airport Facilities Revenue           12/05 at 102.00         N/R            449,450
                 Refunding Bonds, Northwest Airlines, Inc., Series 1995,
                 6.750%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.1%

          925   St. Paul Housing and Redevelopment Authority, Minnesota,              5/04 at 102.00          BB            935,656
                 Hospital Facility Revenue Refunding Bonds, HealthEast, Inc.,
                 Series 1993A, 6.625%, 11/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.8%

        1,500   Montana Board of Investments, Exempt Facility Revenue                 7/10 at 101.00         Ba3          1,551,780
                 Bonds, Stillwater Mining Company Project, Series 2000,
                 8.000%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.2%

        1,000   Washington County, Nebraska, Wastewater Facilities Revenue           11/12 at 101.00          A+          1,048,220
                 Bonds, Cargill, Inc. Project, Series 2002, 5.900%, 11/01/27
                 (Alternative Minimum Tax)


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.8%

$         700   New Hampshire Higher Educational and Health Facilities                1/07 at 102.00        BBB-     $      704,963
                 Authority, Revenue Bonds, New Hampshire College,
                 Series 1997, 6.375%, 1/01/27


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.4%

        1,455   Cattaraugus County Industrial Development Agency,                       No Opt. Call         N/R            837,731
                 New York, Revenue Bonds, Laidlaw Energy and Environmental,
                 Inc. Project, Series 1999A, 8.500%, 7/01/21 (Alternative
                 Minimum Tax)##

        2,500   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA          2,657,675
                 Secured Hospital Revenue Bonds, Brookdale Hospital
                 Medical Center, Series 1995A, 6.800%, 8/15/12 (Pre-refunded to 2/15/05)

        4,190   Yates County Industrial Development Agency, New York, Civic           2/11 at 101.00         AA+          4,451,079
                 Facility Revenue Bonds, Series 2000A, Soldiers and Sailors
                 Memorial Hospital - FHA-Insured Mortgage, 6.000%, 2/01/41


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.0%

        2,500   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          2,511,225
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 7.1%

        1,800   Allegheny County Hospital Development Authority, Pennsylvania,       11/10 at 102.00           B          2,012,400
                 Revenue Bonds, West Penn Allegheny Health System,
                 Series 2000B, 9.250%, 11/15/30

        1,290   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-          1,390,762
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        1,000   Pennsylvania Convention Center Authority, Revenue Refunding           9/04 at 102.00         BBB          1,033,160
                 Bonds, Series 1994A, 6.750%, 9/01/19

        1,500   Pennsylvania Economic Development Financing Authority,               12/04 at 102.00        BBB-          1,550,595
                 Resource Recovery Revenue Bonds, Colver Project,
                 Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.5%

          500   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB            433,580
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.3%

        2,500   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-          2,719,850
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/13

        1,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB            924,840
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.5%

        1,000   Knox County Health, Educational and Housing Facilities Board,         4/12 at 101.00        Baa2          1,029,500
                 Tennessee, Hospital Facilities Revenue Bonds, Baptist Health
                 System of East Tennessee, Inc., Series 2002, 6.375%, 4/15/22

        1,000   Shelby County Health, Educational and Housing Facilities              9/12 at 100.00          A-          1,079,580
                 Board, Tennessee, Hospital Revenue Bonds, Methodist
                 Healthcare, Series 2002, 6.500%, 9/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 8.5%

        2,000   Gulf Coast Waste Disposal Authority, Texas, Sewage and                4/12 at 100.00          A+          2,076,040
                 Solid Waste Disposal Revenue Bonds, Anheuser Busch
                 Company Project, Series 2002, 5.900%, 4/01/36 (Alternative
                 Minimum Tax)

          290   Hidalgo County Housing Finance Corporation, Texas,                   10/04 at 102.00         Aaa            292,658
                 GNMA/FNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 1994A, 7.000%, 10/01/27
                 (Alternative Minimum Tax)

        2,000   Matagorda County Navigation District 1, Texas, Collateralized        10/13 at 101.00         AAA          1,929,440
                 Revenue Refunding Bonds, Houston Light and Power
                 Company Project, Series 1995, 4.000%, 10/15/15 -
                 MBIA Insured

        2,000   Weslaco Health Facilities Development Corporation, Texas,             6/12 at 100.00        BBB+          2,045,020
                 Hospital Revenue Bonds, Knapp Medical Center Project,
                 Series 2002, 6.250%, 6/01/25

                West Independent School District, McLennan and Hill Counties,
                Texas, General Obligation Refunding Bonds, Series 1998:
        1,000    0.000%, 8/15/25                                                       8/13 at 51.84         AAA            298,720
        1,000    0.000%, 8/15/26                                                       8/13 at 49.08         AAA            279,810
        1,000    0.000%, 8/15/27                                                       8/13 at 46.47         AAA            262,840


                                       23


                            Nuveen Municipal Income Fund, Inc. (NMI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 3.1%

$       1,000   Chesterfield County Industrial Development Authority,                11/10 at 102.00          A3     $    1,067,290
                 Virginia, Pollution Control Revenue Bonds, Virginia Electric
                 and Power Company, Series 1987A, 5.875%, 6/01/17

        1,500   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        BBB-          1,523,700
                 Virginia, Exempt Facility Revenue Refunding Bonds, UAE LP
                 Project, Series 2002, 6.500%, 10/15/17 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.3%

        2,000   Mason County, West Virginia, Pollution Control Revenue               10/11 at 100.00         BBB          1,985,040
                 Bonds, Appalachian Power Company Project, Series 2003L,
                 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.2%

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue       10/11 at 100.00         BBB          1,007,300
                 Bonds, Carroll College, Inc., Series 2001, 6.250%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      91,809   Total Long-Term Investments (cost $81,552,900) - 98.2%                                                   83,270,674
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      1,521,674
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $   84,792,348
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    # Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

                    ## Non-income producing security. Subsequent to the reporting period, the Fund sold its position in the security.

                                 See accompanying notes to financial statements.


             Statement of
                  ASSETS AND LIABILITIES April 30, 2004 (Unaudited)
                                                                                                MUNICIPAL VALUE    MUNICIPAL INCOME
                                                                                                          (NUV)               (NMI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,805,824,578 and $81,552,900, respectively)                 $1,869,602,481         $83,270,674
Cash                                                                                                     88,749              49,629
Receivables:
   Interest                                                                                          34,094,670           1,423,699
   Investments sold                                                                                  18,511,037             110,000
Other assets                                                                                             71,668               6,914
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                1,922,368,605          84,860,916
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                                     8,500,000                  --
Accrued expenses:
   Management fees                                                                                      860,796              45,550
   Other                                                                                                618,403              23,018
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                               9,979,199              68,568
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $1,912,389,406         $84,792,348
====================================================================================================================================
Shares outstanding                                                                                  194,959,520           8,113,876
====================================================================================================================================
Net asset value per share outstanding (net assets
   divided by shares outstanding)                                                                $         9.81         $     10.45
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                                 $    1,949,595         $    81,139
Paid-in surplus                                                                                   1,837,694,558          90,828,586
Undistributed (Over-distribution of) net investment income                                            3,410,598            (185,494)
Accumulated net realized gain (loss) from investments                                                 5,556,752          (7,649,657)
Net unrealized appreciation of investments                                                           63,777,903           1,717,774
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $1,912,389,406         $84,792,348
====================================================================================================================================
Authorized shares                                                                                   350,000,000         200,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

             Statement of
                   OPERATIONS Six Months Ended April 30, 2004 (Unaudited)

                                                                                                MUNICIPAL VALUE    MUNICIPAL INCOME
                                                                                                          (NUV)               (NMI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                  $ 52,562,602          $2,623,416
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                       5,239,054             277,283
Shareholders' servicing agent fees and expenses                                                         275,352              14,796
Custodian's fees and expenses                                                                           185,090              11,971
Directors' fees and expenses                                                                             12,351                 980
Professional fees                                                                                        52,925              31,489
Shareholders' reports - printing and mailing expenses                                                   114,285               9,679
Stock exchange listing fees                                                                              36,038               5,526
Investor relations expense                                                                               80,337               5,011
Other expenses                                                                                           39,436               3,705
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                            6,034,868             360,440
   Custodian fee credit                                                                                 (16,217)             (2,039)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                          6,018,651             358,401
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                46,543,951           2,265,015
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                                             5,690,401            (479,371)
Change in net unrealized appreciation (depreciation) of investments                                 (11,266,926)            690,349
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                                     (5,576,525)            210,978
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                         $ 40,967,426          $2,475,993
====================================================================================================================================

                                 See accompanying notes to financial statements.

             Statement of
                   CHANGES IN NET ASSETS (Unaudited)
                                                               MUNICIPAL VALUE (NUV)                   MUNICIPAL INCOME (NMI)
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED           YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                               4/30/04             10/31/03             4/30/04            10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                   $   46,543,951       $   96,451,985         $ 2,265,015         $ 4,392,430
Net realized gain (loss) from investment transactions        5,690,401           12,292,008            (479,371)         (7,054,148)
Change in net unrealized appreciation (depreciation)
  of investments                                           (11,266,926)         (15,927,673)            690,349           5,775,847
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                  40,967,426           92,816,320           2,475,993           3,114,129
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 (50,433,613)         (96,727,379)         (2,174,519)         (4,747,653)
From accumulated net realized gains from
  investment transactions                                  (12,577,331)          (8,063,396)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders  (63,010,944)        (104,790,775)         (2,174,519)         (4,747,653)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                    --                   --                  --             227,854
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                      (22,043,518)         (11,974,455)            301,474          (1,405,670)
Net assets at the beginning of period                    1,934,432,924        1,946,407,379          84,490,874          85,896,544
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                          1,912,389,406        1,934,432,924          84,792,348          84,490,874
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period               $    3,410,598       $    7,300,260         $  (185,494)        $  (275,990)
====================================================================================================================================

                                 See accompanying notes to financial statements.

             Notes to
                    FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Municipal Value Fund, Inc. (NUV) and Nuveen Municipal Income Fund, Inc. (NMI). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2004, Municipal Value (NUV)had an outstanding when-issued purchase commitment of $8,500,000. There were no such outstanding purchase commitments in Municipal Income (NMI).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in shares were as follows:

                                    MUNICIPAL VALUE (NUV)     MUNICIPAL INCOME (NMI)
                                   -----------------------   -----------------------
                                   SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                        ENDED        ENDED        ENDED        ENDED
                                      4/30/04     10/31/03      4/30/04     10/31/03
------------------------------------------------------------------------------------
Shares issued to shareholders
due to reinvestment of
distributions                              --           --           --       20,892
====================================================================================

             Notes to
                 FINANCIAL STATEMENTS (Unaudited) (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended April 30, 2004, were as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Purchases                                            $110,700,688    $10,207,225
Sales and maturities                                  110,051,435      9,339,789
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2004, the cost of investments were as follows:

                                                       MUNICIPAL       MUNICIPAL
                                                     VALUE (NUV)    INCOME (NMI)
--------------------------------------------------------------------------------
Cost of investments                               $1,802,122,325     $81,504,700
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2004, were as follows:

                                                      MUNICIPAL        MUNICIPAL
                                                    VALUE (NUV)     INCOME (NMI)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                    $100,594,260     $ 3,534,825
   Depreciation                                     (33,114,104)     (1,768,851)
--------------------------------------------------------------------------------
Net unrealized appreciation of investments         $ 67,480,156     $ 1,765,974
================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2003, the Funds' last fiscal year end, were as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income                   $ 7,076,676          $  --
Undistributed net ordinary income *                     3,630,014             --
Undistributed net long-term capital gains              12,590,238             --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                         MUNICIPAL     MUNICIPAL
                                                       VALUE (NUV)  INCOME (NMI)
--------------------------------------------------------------------------------
Distributions from net tax-exempt income               $97,187,351    $4,645,020
Distributions from net ordinary income *                   175,464       142,072
Distributions from net long-term capital gains           7,915,360            --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2003, the Funds' last fiscal year end, Municipal Income (NMI) has an unused capital loss carryforward of $7,121,501, available to be applied against future capital gains, if any. If not applied, $116,138 and $7,005,363 of the carryforward will expire in the years 2008 and 2011, respectively.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under Municipal Value's (NUV) investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                   MUNICIPAL VALUE (NUV)
--------------------------------------------------------------------------------
For the first $500 million                                                .3500%
For the next $500 million                                                 .3250
For net assets over $1 billion                                            .3000
================================================================================


In addition, Municipal Value (NUV) pays an annual management fee, payable monthly, based on gross interest income as follows:

GROSS INTEREST INCOME                                      MUNICIPAL VALUE (NUV)
--------------------------------------------------------------------------------
For the first $50 million                                                 4.125%
For the next $50 million                                                  4.000
For gross income over $100 million                                        3.875
================================================================================

             Notes to
                 FINANCIAL STATEMENTS (Unaudited) (continued)



Under Municipal Income's (NMI) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                  MUNICIPAL INCOME (NMI)
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

As approved by the Board of Directors, a complex-wide fee schedule for all Funds managed by the Adviser and its affiliates will go into effect on August 1, 2004. This complex-wide fee schedule is expected to marginally decrease the rate at which management fees are to be paid by the Funds. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.

6. INVESTMENT COMPOSITION

At April 30, 2004, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Consumer Staples                                               5%             8%
Education and Civic Organizations                              3              6
Healthcare                                                    20             19
Housing/Multifamily                                            1              1
Housing/Single Family                                          1             --
Long-Term Care                                                 1              3
Materials                                                      1              7
Tax Obligation/General                                        11              7
Tax Obligation/Limited                                        21             16
Transportation                                                10              4
U.S. Guaranteed                                                8              5
Utilities                                                     14             24
Water and Sewer                                                4             --
--------------------------------------------------------------------------------
                                                             100%           100%
================================================================================

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (46% for Municipal Value (NUV) and 14% for Municipal Income (NMI)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 2004, to shareholders of record on May 15, 2004, as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Dividend per share                                         $.0400         $.0440
================================================================================

             Financial
                     HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:
                                           Investment Operations                  Less Distributions
                                   ------------------------------------    -------------------------------
                                                Net Realized/
                        Beginning         Net      Unrealized                     Net                           Ending
                        Net Asset  Investment      Investment              Investment    Capital             Net Asset
                            Value      Income     Gain (Loss)     Total        Income      Gains     Total       Value
======================================================================================================================
MUNICIPAL VALUE (NUV)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
        2004(a)            $ 9.92        $.24          $(.03)     $ .21         $(.26)     $(.06)    $(.32)     $ 9.81
        2003                 9.98         .49           (.01)       .48          (.50)      (.04)     (.54)       9.92
        2002                10.17         .51           (.18)       .33          (.51)      (.01)     (.52)       9.98
        2001                 9.77         .51            .42        .93          (.51)      (.02)     (.53)      10.17
        2000                 9.48         .52            .28        .80          (.51)        --      (.51)       9.77
        1999                10.37         .51           (.80)      (.29)         (.51)      (.09)     (.60)       9.48

MUNICIPAL INCOME (NMI)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
        2004(a)             10.41         .28            .03        .31          (.27)        --      (.27)      10.45
        2003                10.61         .54           (.15)       .39          (.59)        --      (.59)      10.41
        2002                10.92         .61           (.30)       .31          (.62)        --      (.62)      10.61
        2001                11.01         .67           (.06)       .61          (.70)        --      (.70)      10.92
        2000                11.43         .70           (.36)       .34          (.70)      (.06)     (.76)      11.01
        1999                12.10         .70           (.61)       .09          (.69)      (.07)     (.76)      11.43
======================================================================================================================
                                                       Total Returns
                                             -------------------------------
                               Ending            Based on      Based on Net
                         Market Value        Market Value+      Asset Value+
============================================================================
MUNICIPAL VALUE (NUV)
----------------------------------------------------------------------------
Year Ended 10/31:
        2004(a)              $ 8.8400                 .33%             2.12%
        2003                   9.1200                3.66              4.90
        2002                   9.3200                3.80              3.32
        2001                   9.4800               17.32              9.77
        2000                   8.5625                5.46              8.71
        1999                   8.6250               (7.50)            (2.94)

MUNICIPAL INCOME (NMI)
----------------------------------------------------------------------------
Year Ended 10/31:
        2004(a)                9.7300                3.67              2.96
        2003                   9.6400                3.02              3.71
        2002                   9.9000              (11.93)             2.87
        2001                  11.9000               12.24              5.68
        2000                  11.2500                9.45              3.02
        1999                  11.0000               (5.77)              .74
============================================================================
                                                            Ratios/Supplemental Data
                          --------------------------------------------------------------------------------------------
                                                Before Credit                      After Credit**
                                         ----------------------------     ----------------------------
                                                         Ratio of Net                     Ratio of Net
                                           Ratio of        Investment       Ratio of        Investment
                              Ending       Expenses         Income to       Expenses         Income to       Portfolio
                          Net Assets     to Average           Average     to Average           Average        Turnover
                                (000)    Net Assets        Net Assets     Net Assets        Net Assets            Rate
======================================================================================================================
MUNICIPAL VALUE (NUV)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
        2004(a)           $1,912,389            .62%*            4.77%*          .62%*            4.77%*             6%
        2003               1,934,433            .64              4.97            .64              4.97              36
        2002               1,946,407            .65              5.07            .65              5.08              13
        2001               1,982,139            .65              5.09            .64              5.10              10
        2000               1,903,967            .65              5.44            .64              5.44              17
        1999               1,847,333            .65              5.09            .65              5.10              13

MUNICIPAL INCOME (NMI)
----------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
        2004(a)               84,792            .84*             5.29*           .84*             5.29*             11
        2003                  84,491           1.12              5.14           1.12              5.14              10
        2002                  85,897            .91              5.62            .90              5.64              36
        2001                  88,089            .83              6.14            .83              6.15              11
        2000                  88,214            .80              6.20            .77              6.23               6
        1999                  91,123            .82              5.88            .82              5.89              31
======================================================================================================================

*    Annualized.
**   After custodian fee credit, where applicable.
+ Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in net asset value per share. Total returns are not annualized.
(a)  For the six months ended April 30, 2004.


                                 See accompanying notes to financial statements.

                                  34-35 spread

             Build Your Wealth
                     AUTOMATICALLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

             Fund
               INFORMATION

BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
Anne E. Impellizzeri*
William L. Kissick*
Thomas E. Leafstrand*
Peter R. Sawers*
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington*

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

----------
*Director will be retiring on June 30, 2004.

Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were purchased during the six-months ended April 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-A-0404D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: July 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: July 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.